UNITED STATES        File No. 333-04983
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549   File No. 811-07649
                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

     Pre-Effective Amendment No.                                  [ ]

     Post Effective Amendment No. 2                               [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

     Amendment No. 4                                              [X]
                        Polynous Trust
      (Exact name of Registrant as Specified in Charter)
                 345 California St., Suite 1220
                 San Francisco, California                        94104
      (Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code     (415) 956-3384

                  Kevin L. Wenck, President
             Polynous Capital Management, Inc.
                 345 California St., Suite 1220
                San Francisco, California 94104
           (Name and Address of Agent for Service)
COPIES TO:
Mitchell E. Nichter, Esq.           Carolyn F. Mead, Esq.
Paul, Hastings, Janofsky & Walker, LLP First Data Investor ServicesGroup Inc.
345 California Street                  3200 Horizon Drive,
San Francisco, CA 94104-2635           King of Prussia, PA 19406-0903

It is proposed that this filing will become effective (check appropriate box):

                    immediately upon filing pursuant to paragraph (b)
             /X/ on (NOVEMBER 25, 1998 ) pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
                    75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

 / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment






                      TABLE OF CONTENTS

           Registration Statement of Polynous Trust


                                                         Page




1.   Cross-Reference Sheet . . . . . . . . . . . . . . . .

2.   Polynous Growth Fund Class A Shares -
     Part A - Prospectus. . . . . . . . . . . . . . . . . .

3.   Polynous Growth Fund Class D Shares -
     Part A - Prospectus. . . . . . . . . . . . . . . . . .

4.   Polynous Growth Fund - Part B -
     Statement of Additional Information . . . . . . . . . .

5.   Polynous Growth Fund - Part C - Other Information . . .


6.   Signature Page. . . . . . . . . . . . . . . . . . . . .

7.   Index to Exhibits . . . . . . . . . . . . . . . . . . .









                    POLYNOUS TRUST
         CROSS REFERENCE SHEET PURSUANT TO RULE 481a

Form N-1A Item

Part A    INFORMATION REQUIRED IN A PROSPECTUS

1.   Cover page                    Cover Page of Prospectus

2.   Synopsis                      Prospectus Summary; Expense
                                   Summary

3. Condensed Financial
     Information                   Financial Highlights

4. General Description of          Investment Objective and Policies;
   Registrant                      Risk Factors; Prospectus Summary;
                                   The Trust and the Fund; Investment
                                   Limitations; General Information
                                   Prospectus Summary; Mission Statement;
                                   The Trust and the Investment Objective;
                                   Investment Policies and Strategies; The
                                   Polynous Dynamic Process; Risk Factors;
                                   General Information

5. Management of the Fund          Prospectus Summary; Management of
                                   the Fund; The Distribution Plan

5A.  Management's Discussion       *
     of Fund Performance

6. Capital Stock and Other         Prospectus Summary; General
     Securities                    Information; Net Asset Value; Dividends
                                   and Taxes; Net Asset Value General
                                   Information

7. Purchase of Securities          Prospectus Summary; How to
   Being Offered                   Purchase Shares; Shareholder
                                   Services

8. Redemption or Repurchase        Prospectus Summary; How to Sell
                                   Back (Redeem) Shares

9. Pending Legal Proceedings       *


Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page                    Cover Page of the Statement of
                                  Additional Information

11. Table of Contents             Table of Contents

12. General Information and
     History                       *

13. Investment Objectives         Investment Policies and
      and Policies                Techniques; Investment
                                  Restrictions; Portfolio
                                  Transactions and Brokerage
                                  Commissions

14. Management of the Fund        The Trust and the Fund;
     Registrant                   Investment Advisory and Other
                                  Services; Trustees and Officers

15. Control Persons and           Control Persons and Principal
     Principal Holders of         Shareholders
     Securities

16. Investment Advisory           Investment Advisory and Other
     and Other Services           Services

17. Brokerage Allocation          Portfolio Transactions and
                                  Brokerage Commissions

18. Capital Stock and             Other Information
     Other Securities             The Trust and the Fund

19. Purchase, Redemption          Purchases; Redemptions
     and Pricing of               Net Asset Value
     Securities Being
     Offered

20.  Tax Status                   Taxes

21.  Underwriters                 Underwriter

22.  Calculation of               Performance Information
     Performance Data

23.     Financial Statements      Incorporated by reference to
                                  the Annual Report Dated July 31,
                                  1998

Part C  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration
Statement.


*  Item is inapplicable at this time or answer is negative.





                           POLYNOUS GROWTH FUND
                     345 California Street, Suite 1220
                          San Francisco, CA 94104

   Class A Shares                     PROSPECTUS dated November 25,1998



Polynous* Growth Fund (the "Fund") seeks to achieve capital appreciation by investing in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which, in the opinion of Polynous Capital Management, Inc., will have an annual company revenue growth rate of between 15% and 30%.

The Fund is a separate series of shares of Polynous Trust (the "Trust"), an open-end, management investment company commonly known as a mutual fund. Polynous Capital Management, Inc. (the "Adviser"), serves as the investment adviser of the Fund managing its assets in accordance with its investment objectives stated in this Prospectus.

The Fund offers its shares through two separate classes of shares: Class A Shares and Class D Shares. Both classes of shares are identical except as to the expenses borne by each class. These alternative classes permit investors to choose the method of purchasing shares most beneficial to them. This Prospectus provides information concerning Class A Shares. You may receive information concerning Class D Shares by calling (800) 924-3863 or
(415) 956-3384.

The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program.


This Prospectus sets forth concisely the information regarding the Fund that an investor should know before investing in the Fund. Please read this Prospectus carefully and retain it for future reference. A Statement of Additional Information dated November 25,1998, which may be revised or supplemented from time to time, provides a greater in-depth discussion of certain areas which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is available upon request and without charge. To receive a copy, write to the Fund at the address above or call (800) 924-3863 or (415) 956-3384.

*The word "Polynous" in ancient Greece would literally mean "many thoughts."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.TABLE OF CONTENTS


                                                               Page

Prospectus Summary . . . . . . . . . . . . . . . . . . . . . . . . . 3
Expense Summary. . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . 5
Mission Statement. . . . . . . . . . . . . . . . . . . . . . . . . . 6
Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
The Trust and the Fund . . . . . . . . . . . . . . . . . . . . . . . 7
Investment Objective . . . . . . . . . . . . . . . . . . . . . . . . 7
Investment Policies and Strategies . . . . . . . . . . . . . . . . . 8
The Polynous Dynamic Value Process . . . . . . . . . . . . . . . . . 8
Risk Factors . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . .11
The Distribution Plan. . . . . . . . . . . . . . . . . . . . . . . .15
How to Purchase Shares . . . . . . . . . . . . . . . . . . . . . . .15
How to Redeem Shares . . . . . . . . . . . . . . . . . . . . . . . .20
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . .22
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . .23
Dividends and Taxes. . . . . . . . . . . . . . . . . . . . . . . . .24
Performance Information. . . . . . . . . . . . . . . . . . . . . . .25
General Information. . . . . . . . . . . . . . . . . . . . . . . . 26



Underwriter:                          Adviser:

FPS Broker Services, Inc.             Polynous Capital Management, Inc.
3200 Horizon Drive                    345 California Street, Suite 1220
King of Prussia, PA 19406-0903        San Francisco, California 94104
(800) 528-8069                             (800) 924-3863
(610) 239-4700                             (415) 956-3384

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.
                                       Prospectus Summary

What is the Fund's Investment Objective? Polynous Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.

There can be no assurance that the Fund will be able to achieve its investment objective. See "Investment Objective."

What are the Permitted Investments? The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase is valued between $50 million and $5 billion and which, in the opinion of Polynous Capital Management, Inc. (the "Adviser"), will have an annual company revenue growth rate of between 15% and 30%. See "Investment Objective" and "The Polynous Dynamic Value Process."

What are the Risks Involved with an Investment in the Fund? The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that fluctuate in value, and therefore investors should expect the Fund's net asset value per share to fluctuate. Investing in the equity securities of companies within the target market capitalization involves special risks and considerations not typically associated with investing in the equity securities of larger companies. The securities of such companies are less liquid and more volatile than the securities of larger companies. See "Investment Objective," "Investment Policies and Strategies," and "Risk Factors."

Who is the Investment Adviser? Polynous Capital Management, Inc. serves as the investment adviser of the Fund. See "Expense Summary" and "Management of the Fund."

Who is the Administrator, Transfer Agent and Fund Accounting Agent? First Data Investor Services Group, Inc. serves as the administrator, transfer agent and fund accounting agent for the Fund. See "Management of the Fund."

Who is the Underwriter? FPS Broker Services, Inc. serves as the underwriter of the Fund's shares. See "Management of the Fund."

Is there a Sales Load? Purchases of Class A Shares are subject to a maximum initial sales charge of 4.50% and annual 12b-1 Plan expenses of 0.25%. See "The Distribution Plan" and "How to Purchase Shares."

Is there a Minimum Investment? The minimum initial investment is $2,500 or $1,000 for IRA, Roth IRA and SEP accounts, or $500 for Uniform Gift to Minor Accounts ("UGMA") and Uniform Transfer to Minor Accounts ("UTMA"). The subsequent investment minimum is $100.

How do I Purchase Shares? Contact your broker or the underwriter listed above. Class A Shares are offered at the net asset value per share plus a maximum initial sales charge of 4.50% of the offering price and are subject to annual 12b-1 Plan expenses of 0.25%. See "How to Purchase Shares."

How do I Sell Back (Redeem) Shares? Shares of the Fund may be redeemed at the current net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares."

How are Distributions Paid? Although the investment program is designed for capital appreciation, some incidental investment income may be generated in the form of dividends or interest. Substantially all of the net investment income (exclusive of capital gains) of the Fund will be distributed in the form of annual dividends. Substantially all capital gains realized will be distributed by the Fund at least annually. All dividends and distributions are paid in additional shares (without sales charge) unless payment in cash is requested in writing or on the initial application. See "Dividends and Taxes."


Expense Summary
Shareholder Transaction Expenses:
                                                         Class A
Maximum sales charge imposed on purchases
   (as a percentage of offering price) . . . . . . . . . 4.50%/1/
Maximum sales charge imposed on reinvested
   dividends (as a percentage of offering price) . . . . . . None
Deferred sales charge (as a percentage of
   original purchase price). . . . . . . . . . . . . . . . . None
Redemption fees (as a percentage of
   amount redeemed) /2/. . . . . . . . . . . . . . . . . . . None

/1/ Reduced for purchases of $50,000 and over. See "How to Purchase Shares." /2/ If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

Class A
Annual Fund Operating Expenses:
(as a percentage of average net assets)

   Advisory Fees (after fee waivers)/3/ . . . . . . . . . . .0.17%
12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . .   0.25%
Other Expenses . . . . . . . . . . . . . . . . . . . . . . . 1.48%
Total Fund Operating Expenses (after fee waivers)(3) . . . . 1.90%


/3/ Effective June 22, 1998, the Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and reimburse certain expenses of the Fund necessary to limit the total operating expenses to 1.90% of the Fund's average net assets. Prior thereto, the Advisor had waived fees and reimbursed certain expenses of the Fund to limit the total operating expenses to 2.00% of the Fund's average net assets. The Adviser reserves the right to terminate this waiver or any reimbursement at any time, in its sole discretion. Absent such fee waivers, advisory fees for the Fund would have been 1.00% and total operating expenses would have been 2.73% of the Fund's average daily net assets on an annualized basis for the Fund's fiscal year ended July 31, 1998.

Example
Based on the level of expenses listed above and assuming (1) imposition of the maximum sales charge, (2) a 5% annual return and (3) redemption at the end of each time period, the total expenses relating to an investment of $1,000 would be as follows:


Class A
1 Year            3 Years        5 Years        10 Years
$63               $102           $143           $257

The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may bedirectly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund." The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table with respect to these shares. However, certain investors may qualify for a reduced sales charge. See "How to Purchase Shares."

Due to the 12b-1 distribution fees, long-term shareholders of the Fund may eventually pay more than the economic equivalent of the maximum initial sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD").

                      Financial Highlights

The following financial highlights for the period presented was derived from the Fund's financial statements dated July 31, 1998, which were audited by Deloitte & Touche, LLP, independent accountants, and whose unqualified report thereon is incorporated by reference into the Statement of Additional Information. The Fund's Statement of Additional Information is incorporated by reference into this Prospectus and may be obtained without charge by writing to the Fund or calling (800) 924-3863. The table below sets forth financial data for one share of Class A capital stock outstanding throughout the period presented.



                                             For the Year    For the Period
                                             Ended July      August 12,1996/*/
                                             31, 1998        through July
                                                             31, 1997


Net Asset Value, beginning of period         $14.35          $12.00

Income from investment operations:
  Net Investment Income                      (0.21)          0.96
Net realized and unrealized gain on
investments                                  0.07            1.41
  Total from investment operations          (0.14)           2.37
Less Distributions
  Net Investment Income                     (0.88)          0.00
  Distributions from net capital gains      (0.48)         (0.02)
Total Distributions                         (1.36)         (0.02)

Net Asset Value, end of period              $12.85         $14.35

Total Return/^/                             (1.33%)      20.53%/1/

Ratios/Supplemental Data

Net Assets, end of period (in 000's)       $27,124        $22,509
Ratio of expenses to average net assets:
  Before expense reimbursement               2.19%        2.73%/1/
  After expense reimbursement                1.99%/3/     2.00%/1/
Ratio of net investment income to average
net assets:
  Before expense reimbursement               (1.22%)      9.44%/1/
  After expense reimbursement                (1.02%)     10.17%/1/
Portfolio turnover rate                      140.15%    925.07%/2/
Average commission rate                        NA/4/      NA/4/

*/  Commencement of investment operations
/^/  Total return calculation does not reflect sales load
/1/  Annualized
/2/  Not Annualized
/3/ Reflects reduction of the Operating Expense Ratio to 1.90% from 2.00% on June 22, 1998
/4/  Effective June 1, 1998, this figure is no longer required to be reported


Mission Statement of Polynous Capital Management, Inc., Adviser to the Fund

At a time when many organizations in the investment management business have redefined their objective to be "asset gathering" and "client retention" rather than investment management excellence, the Adviser believes that there is an opportunity to manage a firm whose sole purpose is to pursue investment management excellence. A principal difference will also be that the owners and associates of the Adviser believe the activity of investment management and its concurrent fiduciary responsibilities are more properly regarded as a profession rather than as a "business." As a profession, no compromises will be tolerated in the pursuit of the best investment management results for this Fund.
Although the Adviser will also strive to achieve excellence in its marketing, client service and administration, these areas will always be regarded only as necessary functions supporting our primary investment management activities and not as the principal focus of the firm.

Introduction

This Prospectus provides a potential investor the information needed to make an informed decision as to including shares of the Fund in that investor's investment program. The money that an investor uses to purchase shares of the Fund will be pooled with other shareholders money and collectively invested, or "managed" by the Adviser in accordance with the investment objective of the Fund. The tools used by the Adviser to make investments of the pooled money are referred to as Investment Policies and Strategies. A major difference between the Investment Objective and Investment Policies and Strategies is that the Investment Objective cannot be changed unless a majority of the shareholders of the Fund approve such a change. Other parts of this Prospectus will explain to a prospective or current shareholder other matters concerning an investment in the Fund such as the Risk Factors involved with such an investment, the companies which provide services to the Fund, the expenses of managing the Fund, the manner by which shares of the Fund may be purchased or sold back as well as the overall management of the Fund. Please read this Prospectus carefully before you invest or send money and keep it for your future reference.



The Trust and the Fund

Polynous Trust (the "Trust") is a diversified, open-end management investment company organized on April 10, 1996 as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Polynous Growth Fund (the "Fund"). The Fund currently offers two separate classes of shares and additional classes of shares may be added without shareholder approval. Class A Shares and Class D Shares differ with respect to sales charges. Except for these differences, each share of the Fund represents an undivided proportionate interest in the Fund. This Prospectus concerns the offering of Class A Shares. For more information regarding Class D Shares, please call
(800) 924-3863 or (415) 956-3384.

Investment Objective

The investment objective of the Fund is long-term capital appreciation.
The Fund seeks to achieve capital appreciation by investing in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which, in the opinion of the Adviser, will have an annual company revenue growth rate of between 15% and 30%.

This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment process, known as "The Polynous Dynamic Value Process" described below is not fundamental and may be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.

Investment Policies and Strategies

The Adviser may invest in or employ one or more of the following investment policies or strategies to assist in its attempt to attain the Fund's investment objective.

Equity Securities: Equity securities in which the Fund may invest include common stocks and preferred stocks.

Private Placements: The Fund may invest up to 5% of its total assets, at the time of investment, in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction). These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under current policy may not exceed 15% of the Fund's total net assets. The Fund's policy is to limit illiquid securities (which include, but are not limited to private placements) to a maximum of 15% of total net assets. Repurchase agreements with maturities in excess of seven days will be considered illiquid securities.

Covered Call Writing: The Fund may write covered call options on equity securities to the extent permitted by applicable law. When the Fund writes a covered call option it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option. The option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.
The Fund's ability to use this strategy may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that this strategy will succeed.

The Polynous Dynamic Value Process

The Adviser's investment process combines the dynamic opportunities of growth stock investing with the valuation disciplines of "value investing." (Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued relative to some static valuation parameter such as book value). This combination is a natural result of our "many thoughts" about what the Adviser believes is an appropriate balance between return and risk for the Fund.

The Adviser believes that growth stock investing with little or no concern about absolute valuation subjects the Fund to unnecessary risks. Conversely, while value investing has typically outperformed growth investing while also having lower risk, the Adviser believes the lower growth rates of "value" stocks limit potential returns. The Dynamic Value Process combines the advantageous qualities of each approach in an overall process also having rigorous structure and discipline thereby offering the Fund a more thoughtful approach using higher growth equities.

In addition to using the positive aspects of both value and growth investing, the Adviser seeks to implement an overall investment process that it believes has more similarities with disciplined business management than with a typical investment process. This process is divided into two distinct activities: (1) Research and (2) Portfolio Management; with both having the same structure, control and discipline that may be more often associated with a well-managed business.

Each separate activity is further divided into discreet tasks for greater structure. The individual tasks are:

The Research Process

1.  Economic/Sector/Industry Analysis
2.  Initial Screening
3.  Opportunity Assessment
4.  Financial Assessment
5.  Functional Assessment
6.  Comprehensive Risk Assessment
7.  Continuing Review

The Portfolio Management Process

Valuation
Portfolio Characteristics
3.  Buy Discipline
4.  Portfolio Monitoring
5.  Sell Discipline/Portfolio Optimization

Although having this structure, control and discipline is no guarantee of success, the Adviser believes that the requirements of its process will result in both high levels of knowledge about each company before it can be considered for inclusion in the Fund's portfolio and high return prospects for the companies which then satisfy its portfolio purchase discipline. At each step of the process the primary focus is on risk management, not stock selection. The Adviser believes that risk is managed best by knowing more about the Fund's portfolio companies than might be typical and having less expensive companies in the Fund's portfolio than also might be typical for a growth fund portfolio.

If the structure of the Adviser's research requirements and portfolio management requirements result in there not being enough companies meeting these requirements at any given time for the Fund to be fully invested, the Fund is permitted to purchase and temporarily hold liquid assets such as U.S. Treasury securities which are guaranteed by the full faith and credit of the United States. Pending the investment of new subscriptions, the Fund may also temporarily hold liquid assets until there are enough companies meeting the Adviser's "buy discipline." To the extent that the Fund holds high levels of liquid assets, the Fund will not be invested so as to achieve its objective. Contrasted with some practices elsewhere in the investment management industry, the Adviser does not automatically add to existing position sizes when additional cash comes into the Fund from new subscriptions. All purchases, either of new positions or of additions to existing positions, require a certain minimum projected annualized return based on the Adviser's research conclusions. All position sizes must also comply with the Adviser's strict position size limits as specified by the Adviser's "position size/projected return matrix." The Adviser also believes that the requirements of its research process and the time which the Adviser's personnel spend on analyzing each company result in the Adviser investing cash from new subscriptions more slowly than may be typical within the investment management industry. As a result, there may be times during which the Fund holds a higher percentage of its assets in short-term, high-quality debt instruments than other growth oriented funds. During periods of significant subscriptions inflows, the Adviser reserves the right to close the Fund to new subscriptions with little or no notice until the Adviser has sufficient new investment opportunities to enable the Fund to be more fully invested. There may also be periods during which, for defensive purposes when market circumstances so warrant, the Fund may temporarily convert up to 100 percent of its portfolio into liquid debt securities, such as U.S. Treasury bills, notes and bonds.

Risk Factors

There is no such thing as a guaranteed investment and no one can see into the future. Accordingly, the value of an investment in the Fund will fluctuate over time and may be valued higher or lower at the time of redemption. An investment in the Fund should be only a part of an overall investment strategy. Before investing, please consider the following risk factors in determining the appropriateness of an investment in the Fund. No assurance can be given as to the success of the Adviser's investment program.


Market Capitalization Considerations

The Fund's primary investment universe consists of companies with market capitalizations at time of purchase of between $50 million and $5 billion. This range of equity securities is comprised of stocks which are commonly known as Mid-Cap, Small-Cap, and Micro-Cap equity securities.


The Adviser attempts to reduce the overall risks connected with investing in these equity securities through the implementation of its investment process. Some, or even a substantial portion of the companies in which the Fund will invest, however, are likely to have limited product lines, smaller markets and more limited financial resources than larger companies. Also, some of these companies are relatively new, employing unseasoned management. The securities of these companies may have limited marketability and be subject to abrupt or erratic market movements compared to the securities of larger and more established companies. Many of the securities of the companies chosen for the Fund's portfolio are traded on the over-the-counter-market (NASDAQ Market) and while this market has grown substantially in the recent past, it cannot be stated that this growth will continue. Further, the securities on NASDAQ sometimes trade less often and in smaller volumes than securities listed on larger exchanges. The value of NASDAQ securities may fluctuate more sharply than exchange-listed securities and the Fund may find it difficult to sell certain portfolio securities under severe market circumstances.

Small-Cap and Micro-Cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations as they may benefit from the development of new products and services. Small-Cap and Micro-Cap company securities are also less researched and may be overlooked and undervalued in the market.

Most Small-Cap and Micro-Cap company stocks pay low or no dividends. The Fund seeks growth through long-term appreciation, rather than income sources. Small-Cap and Micro-Cap company stocks also have higher risk and greater volatility.
Because most are not as broadly traded as stocks of companies with larger capitalization their prices may fluctuate more widely and abruptly. Such companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities may trade less frequently and in more limited volume than those of larger, more mature companies. These companies may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established.

Management of the Fund

The Board of Trustees
The Trust has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees oversee the various services provided by the Adviser to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers is contained in the Statement of Additional Information.


The Investment Adviser
Polynous Capital Management, Inc. serves as the Fund's investment adviser and manager, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser has not managed any other mutual funds, but its principal has managed mutual funds while employed for five years by a previous advisory firm. See "Portfolio Management" below. The principal business address of the Adviser is 345 California Street, Suite 1220, San Francisco, California 94104.

The Adviser makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by, the Trustees of the Fund.


Management Fees
The Adviser believes that the benefits from the economies of scale available in the investment management industry should be shared with the shareholders of the Fund. As such, the annual advisory fees described below have defined "break points" at various levels of net assets for the Fund. For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying the following annual rates: 1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net asset amounts above $1 billion. The table below offers a theoretical example of the annual percentage management fee if the Fund's assets were fixed at the following amounts for an entire year:

             Fund Size                     Annual Management Fee
             $100 million                         1.000%
             $250 million                         0.850%
             $500 million                         0.725%
             $1 billion                           0.6125%
             $2 billion                           0.50625%

As the assets of a mutual fund may vary widely within a given year, the example above is theoretical and the total management fee within the Fund's fiscal year as a percentage of year-end Fund net assets may vary significantly from the percentage figures in the example.


The investment advisory fee schedule listed above, particularly at lower amounts of Fund assets, results in fees higher than that paid by most investment companies, although the Adviser believes the fees are comparable to those paid by investment companies with similar investment objectives and policies. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses for the third year of operation to an annual rate of not more than 1.90% of the Fund's average daily net assets. Thereafter, the Adviser reserves the right to terminate its voluntary fee waiver and expense reimbursement at any time, in its sole discretion. At this time, the Adviser will continue to reimburse the Fund for the remainder of this fiscal year. Any reductions in its fee that are made by the Adviser are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.


Portfolio Management
Kevin L. Wenck is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Wenck has been investing his own portfolio since 1968 and first began managing portfolios for others in 1974. Mr. Wenck founded Performance Management in 1977 to manage portfolios for individuals outside his immediate family and continued those activities until 1983. Mr. Wenck's most recent experience before founding Polynous Capital Management, Inc. in May 1996 included five years managing mid-cap and small-cap growth stock portfolios with G.T. Capital Management. Part of Mr. Wenck's responsibilities at G.T. Capital Management (renamed LGT Asset Management in 1996) included portfolio manager for the G.T. Global: America Growth Fund, which he managed from July 1, 1991 through April 30, 1996. During this period that Fund grew from approximately $100 million in assets to over $700 million in assets and was ranked 22nd out of 286 growth funds as classified by Micropal over the four year and ten month period ending April 30, 1996. Mr. Wenck's investment process which the Adviser exclusively uses, has remained virtually unchanged since
1987. Mr. Wenck's other professional investment experience includes three years managing small-cap growth stock portfolios with Matuschka & Co.

Mr. Wenck's other principal business experience includes two years with Advanced Micro Devices where he was responsible for corporate-level budgets and forecasts as a member of the Corporate Planning department. Additional experience includes product development work with Applied Expert Systems, an artificial intelligence software company, and also a number of entrepreneurial activities in various types of businesses.

Mr. Wenck's professionally oriented educational experience includes being awarded an M.B.A. degree in 1985 from Amos Tuck School of Business at Dartmouth College and being awarded his C.F.A. designation in 1986. Mr. Wenck's undergraduate degree was awarded by Marlboro College in 1981 where he majored in Philosophy and Classical Literature.

The Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903, serves as statutory Underwriter pursuant to an Underwriting Agreement. The Underwriter serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in the sale of shares.

The Administrator
First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation, which has its principal business address at 4400 Computer Drive, Westboro, MA 01581, serves as administrator of the Fund. The services that Investor Services Group provides to the Fund include: coordinating and monitoring of any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries.

The Custodian, Transfer Agent and Fund Accounting/Pricing Agent
The Bank of New York serves as custodian for the safekeeping of securities and cash of the Fund.

Investor Services Group serves as the Fund's transfer agent. As a transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Shareholder inquiries should be addressed to the transfer agent at (800) 528-8069 or (610) 239-4600.

Investor Services Group also performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

Fund Expenses
The Fund is responsible for all of its own expenses. Such expenses may include, but are not limited to: management fees; legal expenses; audit fees; printing and postage costs (i.e., costs of printing annual reports, semi-annual reports and prospectuses which are distributed to existing shareholders); brokerage commissions; the expenses of registering and qualifying shares of the Fund for sale with the Securities and Exchange Commission and with various state securities commissions; expenses of the organization of the Fund; transfer agent, custodian and administrator fees; the expenses of obtaining quotations of portfolio securities and pricing the Fund's shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials; costs of liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Adviser; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Adviser.

Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto), will be borne solely by shareowners of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Trustees to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; Securities and Exchange Commission registration fees and state blue sky fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Trustee fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

Brokerage
The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through FPSB for which the affiliate or FPSB may receive "usual and customary" compensation. The Adviser will use its best efforts to obtain the most favorable execution with respect to all transactions of the Fund. Subject to policies established by the Board of Trustees, however, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.



Portfolio Turnover
During the first year of operations, the Fund experienced a higher than anticipated portfolio turnover rate of 925% in order to comply with certain provisions of Subchapter M of the Internal Revenue Code. During the fiscal year ended July 31, 1998, the Fund had a portfolio turnover rate of 140.15%. Higher turnover rates result in higher broker fees, transaction costs and higher capital gains which must be passed through to the shareholder. It is currently anticipated that the Fund's portfolio turnover rate for the current fiscal year should not exceed 200%. See "Dividends and Taxes"

The Distribution Plan

The Board of Trustees of the Fund has adopted a distribution plan for the Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). As provided in the Plan, the Fund will pay an annual fee of 0.25% of the average daily net assets attributable to the Class A Shares to the Underwriter. From this amount, the Underwriter may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the Class A Shares of the Fund or provide services with respect to the Class A Shares of the Fund, pursuant to service agreements with the Fund. The Plan is characterized as a compensation plan because the distribution fee will be paid to the Underwriter without regard to the distribution or shareholder service expenses incurred by the Underwriter or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Plan in accordance with its terms and within NASD rules concerning sales charges.

The fees paid to the Underwriter under the Plan are subject to the review and approval by the Trust's unaffiliated Trustees who may reduce the fees or terminate the Plan at any time. All such payments made pursuant to the Plan shall be made for the purpose of selling Class A Shares. The distribution fee of one class will not be used to subsidize the sale of other classes of shares.

How to Purchase Shares

General
The Fund offers Class A shares of the Fund to the general public on a continuous basis through the Underwriter. Shares of the Fund are offered only to residents of states in which the shares are eligible for purchase.

Purchase orders for shares of the Fund that are received by Investor Services Group in proper form by the close of regular trading on the New York Stock Exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined public offering price. Orders for Fund shares received after the close of the NYSE will be purchased at the public offering price determined on the following business day.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time. In addition, the Adviser may waive the minimum initial investment requirement for any investor.

Purchases By Mail
Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to "Polynous Growth Fund." The check or money order and application should be mailed to First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903. If this is an initial purchase, please send a minimum of $2,500 for regular accounts or, $1,000 for IRA, Roth IRA and SEP accounts; or $500 for UGMA and UTMA accounts.

Subsequent investments ($100 minimum) in an existing account in the Fund may be made at any time by sending a check payable to "Polynous Growth Fund", c/o First Data Investor Services Group, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Please enclose the bottom portion of your account statement, and indicate the amount of the investment.


Purchases By Wire Transfer
An investor may make purchases by wire but, before making an initial investment by wire, an investor must first telephone the transfer agent at (800) 528-8069 or (610) 239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an account application should be promptly forwarded to: First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903. Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

United Missouri Bank KC NA
ABA #10-10-00695
For: First Data Investor Services Group, Inc.
A/C 98-7037-071-9
FBO "Polynous Growth Fund"
Shareholder Name and Account Number

Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by Investor Services Group before 5:00 p.m. Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with Investor Services Group before 5:00 p.m. Eastern time.

Purchases Through Broker-Dealers
The Fund may accept telephone orders only from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund purchased through brokers, financial institutions, service organizations, banks and bank trust departments, may charge the shareholder a transaction fee or other fee for its services at the time of purchase.

Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $100 for all accounts. When making additional investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to "Polynous Growth Fund" and mailed to First Data Investor Services Group, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Orders to purchase shares are effective on the day Investor Services Group receives your check or money order.

All investments must be made in U.S. dollars and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Fund and Investor Services Group each reserve the right to reject any purchase order in whole or in part.

Purchase of Class A Shares
Class A Shares of the Fund are offered at the public offering price which is the current net asset value per share next determined after receipt of a purchase order in proper form by the transfer agent, plus any applicable initial sales charge. The sales charge is a variable percentage of the offering price, depending upon the amount of the sale. No sales charge will be assessed on the reinvestment of distributions. See "Reduced Sales Charges." Shares may also be bought and sold through any securities dealer having a dealer agreement with FPSB, the Fund's principal underwriter.

The minimum initial investment for Class A Shares is $2,500 for regular accounts, $1,000 for IRA and SEP accounts and $500 for UGMA or UTMA. Subsequent purchases must be at least $100.

The following table shows the regular sales charge on Class A Shares of the Fund together with the reallowance paid to dealers and the agency commission paid to brokers, collectively the "commission":




                       Sales Charge        Sales Charge        Reallowance &
                       as a %              as % of Net         Brokerage
Class A Shares         of Offering Price   Amount              commission as %
                                                               of
Amount of Purchase                         Invested            offering
                                                               price

Less than $50,000. . . .    4.50%          4.71%               4.00%
$50,000 or more but
 less than $100,000. . . .  4.00%          4.17%               3.50%

$100,000 or more but
 less than $250,000. . . .  3.00%          3.09%               2.75%
$250,000 or more but
 less than $500,000. .  .   2.00%          2.04%               1.75%
$500,000 or more . . . .       0%             0%                 *

* There is no initial sales charge on purchases of Class A Shares of $500,000 or more; however, a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within 12 months of purchases. The distributor will pay authorized dealers, and other qualifying financial institutions, except wrap fee client accounts, 1% of the first $2.5 million of such purchases, plus 0.50% on amounts thereafter. A CDSC will be imposed on the proceeds of a redemption of such shares if redeemed within 12 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $500,000 or more that have made arrangements with the underwriter and whose dealer waived commission, as described above, are not subject to any charge. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. Redemption of shares of the Polynous Money Market Portfolio are generally not subject to a CDSC; however, a CDSC may be applicable to redemption of shares of the Polynous Money Market Portfolio if the redeemed shares were exchanged from the Fund. No CDSC charge is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions.
The distributor receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of a sales commission to selling dealers or qualifying financial institutions, as described above.

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Underwriter or a sub-distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are in addition to the commissions shown above. The Underwriter or a sub-distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of shares of the Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside of the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to certain financial institutions and intermediaries, who might then be deemed to be "underwriters" under the Securities Act of 1933, as amended.

Reduced Sales Charges
The sales charge for purchases of Class A Shares of the Fund may be reduced through Rights of Accumulation or Letter of Intent. To qualify for a reduced sales charge, an investor must so notify his or her broker at the time of each purchase of shares which qualifies for the reduction.



Rights of Accumulation
A shareholder may qualify for a reduced sales charge by aggregating the net asset values of shares requiring the payment of an initial sales charge, previously purchased and currently owned, with the dollar amount of shares to be purchased.

Letter of Intent
An investor may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of the Letter of Intent, the transfer agent will hold shares representing 4.50% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, a shareholder's escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the shareholderwould have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. It is the shareholder's responsibility to notify the transfer agent at the time the Letter of Intent is submitted that there are prior purchases that may apply.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts of their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 and 457 of the Internal Revenue Code of 1986, as amended, including related plans of the same employer.

Sales Charge Waiver
The initial sales charge may be waived for purchases of these Shares by the following types of investors: (1) any financial institution or adviser regulated by federal or state governmental authority when the institution or adviser is purchasing shares for its own account or for an account for which the institution or adviser is authorized to make investment decisions i.e., a discretionary account); (2) trustees, officers and employees of the Fund, the Adviser, and the Underwriter (including members of their immediate families and their retirement accounts or plans); (3) trustees, officers and employees of the Fund's service providers; (4) customers, clients or accounts of the Adviser or other investment advisers or financial planners who charge a fee for their services; (5) retirement accounts or plans, or deferred compensation plans and trusts funding such plans for which a depository institution, trust company or other fiduciary holds shares purchased through the omnibus accounts for the Fund; (6) qualified employee benefits plans created under Sections 401 or 457 of the Internal Revenue Code (but not IRAs or SEPs); (7) any non-profit institution investing $1 million or more and (8) investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor had paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase. The sales charge is also waived for any registered representatives, employees or principals of securities dealers (including members of their immediate families) having a sales agreement with the distributor.

                How to Sell Back (Redeem) Shares

Shareholders may redeem their shares of the Fund without being subject to any redemption charge on any business day that the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below.

Redemption By Mail
Shareholders may redeem their shares by submitting a written request for redemption to First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903.

A written request must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, the transfer agent requires a signature guarantee for the signature of each person in whose name an account is registered for any redemption requests exceeding $10,000. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency and savings and loan association. A credit union must be authorized to issue signature guarantees; notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

Redemption By Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the transfer agent at
(800) 528-8069 or (610) 239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the transfer agent at the address listed above, under the caption "Redemption By Mail."

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.


Money Market Exchange Privilege
Shareholders may redeem any or all shares of the Fund and automatically invest the proceeds through the Polynous Money Market Fund account in the Cash Account Trust Money Market Portfolio (the "Money Market Portfolio"), an unaffiliated, separately managed, money market mutual fund. The exchange privilege with the Money Market Portfolio does not constitute an offering or recommendation of the shares of the Money Market Portfolio by the Fund or the Distributor Investor Services Group is compensated for administrative services it performs with respect to the Money Market Portfolio.

Shareholders who wish to use this exchange privilege may elect the service on the account application. Fund shareholders should not purchase shares of the Money Market Portfolio without first receiving the current prospectus for the Money Market Portfolio. By giving exchange instructions, a shareholder will be deemed to have represented that he has received the current prospectus for the Money Market Portfolio.

The Fund reserves the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days' prior notice.

Exchanges of Fund shares are subject to the other requirements of Polynous Money Market Portfolio into which the exchange is made.

General Redemption Information
A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. If you have any questions with respect to the proper form for redemption requests you should contact the transfer agent at (800) 528-8069 or (610) 239-4600.

Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described above. The Fund normally sends redemption proceeds on the next business day but, in any event, redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No redemption will be processed until the transfer agent has received a completed application with respect to the account.

The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in-kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has, by order, permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services. Such additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Fund.

Telephone Transactions
Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The
Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone. No purchases of shares may be made by telephone unless made by a licensed investment professional with whom an agreement has been signed by the Underwriter.

Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $500 as a result of redemptions, but not market fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.

Shareholder Services

The following special services are available to shareholders of the Fund. There are no charges for the programs noted below and a shareholder may change or stop these plans at any time by written notice to the Fund.


Automatic Investment Plan
Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An investor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account with a minimum of $2,500 and completing the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $100.

Retirement Plans
The Fund is available for investment by pension and profit sharing plans including Individual Retirement Accounts, Roth IRAs, SEP, Keogh, 401(k) and 403(b) plans through which an investor may purchase Fund shares. For details concerning any of the retirement plans, please call the Fund at (800) 924-3863 or (415) 956-3384.

Net Asset Value


The net asset value per share is calculated separately for each class of the Fund and is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The portfolio securities of the Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under the direction, of the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class. Although the methodology and procedures for determining net asset value are identical for the Fund's classes, the net asset value of the classes may differ because of the different fees and expenses charged to each class.


Dividends and Taxes

Dividends
The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by requesting a change in writing.

Dividends paid by the Fund with respect to Class A shares are calculated in the same manner and at the same time. Both Class A and Class D Shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Class A Shares will differ from the per share dividends of Class D Shares as a result of additional distribution expenses applicable to Class D Shares.

Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which has not been cashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.


Taxes
The Fund has elected and intends to continue to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund will, among other things, limit its investments so that, at the close of each quarter of its taxable year (1) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer; and (2) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer.

An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.



For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding"), if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.



Performance Information

Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period.
The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested.
Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.

General Information

Trustees and Officers of the Fund
The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Adviser serve without compensation from the Fund.

Description of Shares
The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there are two classes of shares issued by the Fund. The validity of shares of beneficial interest offered by this prospectus will be passed upon by Paul, Hastings, Janofsky & Walker, LLP, 345 California Street, 29th Floor, San Francisco, California 94104-2635. All accounts will be maintained in book entry form and no share certificates will be issued.

Voting Rights
A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings
The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the Securities and Exchange Commission, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Shareholder Reports and Inquiries
The Trust issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o Polynous Capital Management, Inc., 345 California Street, Suite 1220, San Francisco, California 94104 (800) 924-3863 or (415) 956-3384. Purchase and redemption transactions should be made through the transfer agent by calling
(800) 528-8069 or (610) 239-4600.

                      INVESTMENT ADVISER
                Polynous Capital Management, Inc.
                345 California Street, Suite 1220
                 San Francisco, California 9410
                         (800) 924-3863
                         (415) 956-3384


                           UNDERWRITER
                    FPS Broker Services, Inc.
                       3200 Horizon Drive
            King of Prussia, Pennsylvania 19406-0903
                         (610) 239-4700


                      SHAREHOLDER SERVICES
            First Data Investor Services Group, Inc.
                       3200 Horizon Drive
            King of Prussia, Pennsylvania 19406-0903
                         (800) 528-8069
                         (610) 239-4600


                            CUSTODIAN
                      The Bank of New York
                         48 Wall Street
                    New York, New York 10286


                          LEGAL COUNSEL
             Paul, Hastings, Janofsky & Walker, LLP
                345 California Street, 29th Floor
              San Francisco, California 94104-2635


                            AUDITORS
                      Deloitte & Touche LLP
                        50 Fremont Street
                 San Francisco, California 94105


   For Additional Information about Polynous Growth Fund call:
                (800) 924-3863 or (415) 956-3384
        or access our internet site at: www.polynous.com






                      POLYNOUS GROWTH FUND
               345 California Street, Suite 1220
                San Francisco, California 94104

   Class D Shares                      PROSPECTUS November 25, 1998

Polynous* Growth Fund (the "Fund") seeks to achieve capital appreciation by investing in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which, in the opinion of Polynous Capital Management, Inc., will have an annual company revenue growth rate of between 15% and 30%.

The Fund is a separate series of shares of Polynous Trust (the "Trust"), an open-end, management investment company commonly known as a mutual fund. Polynous Capital Management, Inc. (the "Adviser"), serves as the investment adviser of the Fund managing its assets in accordance with its investment objectives stated in this Prospectus.

The Fund offers its shares through two separate classes of shares: Class A Shares and Class D Shares. Both classes of shares are identical except as to the expenses borne by each class. These alternative classes permit investors to choose the method of purchasing shares most beneficial to them. This Prospectus provides information concerning Class D Shares. You may receive information concerning Class A Shares by calling (800) 924-3863 or (415) 956-3384.

The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program.


This Prospectus sets forth concisely the information regarding the Fund that an investor should know before investing in the Fund. Please read this Prospectus carefully and retain it for future reference. A Statement of Additional Information dated November 25, 1998, which may be revised or supplemented from time to time, provides a greater in-depth discussion of certain areas which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is available upon request and without charge. To receive a copy, write to the Fund at the address above or call (800)
924-3863 or (415) 956-3384.

*The word "Polynous" in ancient Greece would literally mean "many thoughts."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                              Page

Prospectus Summary . . . . . . . . . . . . . . . . . . . . . . .3
Expense Summary  . . . . . . . . . . . . . . . . . . . . . . . .4
Mission Statement  . . . . . . . . . . . . . . . . . . . . . . .6
Introduction . . . . . . . . . . . . . . . . . . . . . . . . . .6
The Trust and the Fund . . . . . . . . . . . . . . . . . . . . .6
Investment Objective . . . . . . . . . . . . . . . . . . . . . .7
Investment Policies and Strategies . . . . . . . . . . . . . . .7
The Polynous Dynamic Value Process . . . . . . . . . . . . . . .8
Risk Factors . . . . . . . . . . . . . . . . . . . . . . . . . .9
Management of the Fund . . . . . . . . . . . . . . . . . . . . 11
The Distribution Plan. . . . . . . . . . . . . . . . . . . . . 14
How to Purchase Shares . . . . . . . . . . . . . . . . . . . . 15
How to Redeem Shares . . . . . . . . . . . . . . . . . . . . . 16
Shareholder Services . . . . . . . . . . . . . . . . . . . . . 19
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . 20
Dividends and Taxes. . . . . . . . . . . . . . . . . . . . . . 21
Performance Information. . . . . . . . . . . . . . . . . . . . 22
General Information  . . . . . . . . . . . . . . . . . . . . . 23




Underwriter:                                         Adviser:

FPS Broker Services, Inc.                         Polynous Capital
                                                Management, Inc.
3200 Horizon Drive                           345 California Street,
Suite 1220
King of Prussia, PA 19406-0903        San Francisco, California 94104
(800)528-8069                                (800) 924-3863
(610) 239-4700                               (415) 956-3384


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

Prospectus Summary

What is the Fund's Investment Objective? Polynous Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.

There can be no assurance that the Fund will be able to achieve its investment objective. See "Investment Objective."

What are the Permitted Investments? The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase is valued between $50 million and $5 billion and which, in the opinion of Polynous Capital Management, Inc. (the "Adviser"), will have an annual company revenue growth rate of between 15% and 30%. See "Investment Objective" and "The Polynous Dynamic Value Process."

What are the Risks Involved with an Investment in the Fund? The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that fluctuate in value, and therefore investors should expect the Fund's net asset value per share to fluctuate. Investing in the equity securities of companies within the target market capitalization involves special risks and considerations not typically associated with investing in the equity securities of larger companies. The securities of such companies are less liquid and more volatile than the securities of larger companies. See "Investment Objective," " Investment Policies and Strategies," and "Risk Factors."

Given the specific risks of investing in the Fund and the overall risks of investing in general, the Fund's Adviser strongly suggests that potential investors consider purchase of the Class A shares which are sold through professional financial advisers such as stock brokers or financial planners. Although the underlying investment portfolio will be the same for both the Class A shares and the Class D shares, the Adviser considers the Class D shares suitable only for those investors who are very experienced and sophisticated concerning equity investments or those who have had the Class D shares specifically recommended by a professional financial adviser. Our comments are based on our belief that a professional financial adviser adds significant value through various market cycles through tempering tendencies toward investing aggressively during periods of positive sentiment and toward liquidating investments during periods of negative sentiment.

Who is the Investment Adviser? Polynous Capital Management, Inc. serves as the investment adviser of the Fund. See "Expense Summary" and "Management of the Fund."

Who is the Administrator, Transfer Agent and Fund Accounting Agent? First Data Investor Services Group, Inc. serves as the administrator, transfer agent and fund accounting agent for the Fund. See "Management of the Fund."

Who is the Underwriter? FPS Broker Services, Inc. serves as the underwriter of the Fund's shares. See "Management of the Fund."
Is there a Sales Load? Purchases of Class D Shares are not subject to sales charge, but, are subject to annual 12b-1 Plan expenses of 0.35%. See "The Distribution Plan" and "How to Purchase Shares."

Is there a Minimum Investment? The minimum initial investment is $2,500 or $1,000 for IRA, Roth IRA and SEP accounts, or $500 for Uniform Gift to Minor Accounts ("UGMA") and Uniform Transfer to Minor Accounts ("UTMA"). The subsequent investment minimum is $100.

How do I Purchase Shares? Contact your financial adviser or the underwriter listed above. Class D Shares are offered at the net asset value per share and are subject to annual 12b-1 Plan expenses of 0.35%. See "How to Purchase Shares."

How do I Sell Back (Redeem) Shares? Shares of the Fund may be redeemed at the current net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares."

How are Distributions Paid? Although the investment program is designed for capital appreciation, some incidental investment income may be generated in the form of dividends or interest. Substantially all of the net investment income (exclusive of capital gains) of the Fund will be distributed in the form of annual dividends. Substantially all capital gains realized will be distributed by the Fund at least annually. All dividends and distributions are paid in additional shares (without sales charge) unless payment in cash is requested in writing or on the initial application. See "Dividends and Taxes."

Expense Summary
Shareholder Transaction Expenses:
                                                        Class D
Maximum sales charge imposed on purchases
     (as a percentage of offering price) . . . . . . . . . None
Maximum sales charge imposed on reinvested
     dividends (as a percentage of offering price) . . . . . None
Deferred sales charge (as a percentage of
     original purchase price). . . . . . . . . . . . . . . . None
Redemption fees (as a percentage of
     amount redeemed) /1/. . . . . . . . . . . . . . . . . . None

/1/ If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.






Class D
                                      Annual Fund Operating Expenses:
                                  (as a percentage of average net assets)

    Advisory Fees (after fee waivers)/2/ . . . . . . . .    0.17%
12b-1 Fees . . . . . . . . . . . . . . . . . . . . . .      0.35%
Other Expenses /3/ . . . . . . . . . . . . . . . . . .      1.48%
Total Fund Operating Expenses (after fee waivers)/3/ . . . .2.00%

        /2/ The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and reimburse certain expenses of the Fund necessary to limit the total operating expenses to 2.00% of the Fund's average net assets. The Adviser reserves the right to terminate this waiver or any reimbursement at any time, in its sole discretion. Absent such fee waivers, advisory fees for the Fund would have been 1.00% and total operating expenses would have been 2.83% of the Fund's average daily net assets on an annualized basis for the Fund's fiscal year ended July 31, 1998.
      /3/ Since the Class D Shares did not commence operations and do not have any actual operating history, for purposes of this table, "Other Expenses" is based on the expenses of the Find's Class A shares, which have a different 12b-1 fee, for the fiscal year ended July 31,1998.

Example
Based on the level of expenses listed above and assuming (1) imposition of the maximum sales charge, (2) a 5% annual return and (3) redemption at the end of each time period, the total expenses relating to an investment of $1,000 would be as follows:


Class D
1 Year                        3 Years
$ 20                          $ 63

The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund." See "How to Purchase Shares." Long-term holders of these Shares may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD").

Due to the 12b-1 distribution fees, long-term holders of these Shares may eventually pay more than the economic equivalent of the maximum initial sales charge otherwise permitted by the Conduct Rules of the NASD.

Mission Statement of Polynous Capital Management, Inc., Adviser to the Fund

At a time when many organizations in the investment management business have redefined their objective to be "asset gathering" and "client retention" rather than investment management excellence, the Adviser believes that there is an opportunity to manage a firm whose sole purpose is to pursue investment management excellence. A principal difference will also be that the owners and associates of the Adviser believe the activity of investment management and its concurrent fiduciary responsibilities are more properly regarded as a profession rather than as a "business." As a profession, no compromises will be tolerated in the pursuit of the best investment management results for this Fund.
Although the Adviser will also strive to achieve excellence in its marketing, client service and administration, these areas will always be regarded only as necessary functions supporting our primary investment management activities and not as the principal focus of the firm.

Introduction

This Prospectus provides a potential investor the information needed to make an informed decision as to including shares of the Fund in that investor's investment program. The money that an investor uses to purchase shares of the Fund will be pooled with other shareholders money and collectively invested, or "managed" by the Adviser in accordance with the investment objective of the Fund. The tools used by the Adviser to make investments of the pooled money are referred to as Investment Policies and Strategies. A major difference between the Investment Objective and Investment Policies and Strategies is that the Investment Objective cannot be changed unless a majority of the shareholders of the Fund approve such a change. Other parts of this Prospectus will explain to a prospective or current shareholder other matters concerning an investment in the Fund such as the Risk Factors involved with such an investment, the companies which provide services to the Fund, the expenses of managing the Fund, the manner by which shares of the Fund may be purchased or sold back as well as the overall management of the Fund. Please read this Prospectus carefully before you invest or send money and keep it for your future reference.

The Trust and the Fund


Polynous Trust (the "Trust") is a diversified, open-end management investment company organized on April 10, 1996 as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called
Polynous Growth Fund (the "Fund"). The Fund currently offers two separate classes of shares and additional classes of shares may be added without shareholder approval. Class A Shares and Class D Shares differ with respect
to sales charges.   Except for these
differences, each share of the Fund represents an undivided proportionate interest in the Fund. This Prospectus concerns the offering of Class D Shares. For more information regarding Class A Shares, please call (800) 924-3863 or
(415) 956-3384.



Investment Objective


The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve capital appreciation by investing in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which, in the opinion of the Adviser, will have an annual company revenue growth rate of between 15% and 30%.

This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment process, known as "The Polynous Dynamic Value Process" described below is not fundamental and may be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.

Investment Policies and Strategies

The Adviser may invest in or employ one or more of the following investment policies or strategies to assist in its attempt to attain the Fund's investment objective.

Equity Securities: Equity securities in which the Fund may invest include common stocks and preferred stocks.

Private Placements: The Fund may invest up to 5% of its total assets, at the time of investment, in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction). These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under current policy may not exceed 15% of the Fund's total net assets. The Fund's policy is to limit illiquid securities (which include, but are not limited to private placements) to a maximum of 15% of total net assets. Repurchase agreements with maturities in excess of seven days will be considered illiquid securities.

Covered Call Writing: The Fund may write covered call options on equity securities to the extent permitted by applicable law. When the Fund writes a covered call option it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option. The option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.
The Fund's ability to use this strategy may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that this strategy will succeed.

The Polynous Dynamic Value Process

The Adviser's investment process combines the dynamic opportunities of growth stock investing with the valuation disciplines of "value investing." (Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued relative to some static valuation parameter such as book value.) This combination is a natural result of our "many thoughts" about what the Adviser believes is an appropriate balance between return and risk for the Fund.

The Adviser believes that growth stock investing with little or no concern about absolute valuation subjects the Fund to unnecessary risks. Conversely, while value investing has typically outperformed growth investing while also having lower risk, the Adviser believes the lower growth rates of "value" stocks limit potential returns. The Dynamic Value Process combines the advantageous qualities of each approach in an overall process also having rigorous structure and discipline thereby offering the Fund a more thoughtful approach using higher growth equities.

In addition to using the positive aspects of both value and growth investing, the Adviser seeks to implement an overall investment process that it believes has more similarities with disciplined business management than with a typical investment process. This process is divided into two distinct activities: (1) Research and (2) Portfolio Management; with both having the same structure, control and discipline that may be more often associated with a well-managed business.

Each separate activity is further divided into discreet tasks for greater structure. The individual tasks are:

The Research Process

1.  Economic/Sector/Industry Analysis
2.  Initial Screening
3.  Opportunity Assessment
4.  Financial Assessment
5.  Functional Assessment
6.  Comprehensive Risk Assessment
7.  Continuing Review



The Portfolio Management Process

1.  Valuation
2.  Portfolio Characteristics
3.  Buy Discipline
4.  Portfolio Monitoring
5.  Sell Discipline / Portfolio Optimization

Although having this structure, control and discipline is no guarantee of success, the Adviser believes that the requirements of its process will result in both high levels of knowledge about each company before it can be considered for inclusion in the Fund's portfolio and high return prospects for the companies which then satisfy its portfolio purchase discipline. At each step of the process the primary focus is on risk management, not stock selection. The Adviser believes that risk is managed best by knowing more about the Fund's portfolio companies than might be typical and having less expensive companies in the Fund's portfolio than also might be typical for a growth fund portfolio.

If the structure of the Adviser's research requirements and portfolio management requirements result in there not being enough companies meeting these requirements at any given time for the Fund to be fully invested, the Fund is permitted to purchase and temporarily hold liquid assets such as U.S. Treasury securities which are guaranteed by the full faith and credit of the United States. Pending the investment of new subscriptions, the Fund may also temporarily hold liquid assets until there are enough companies meeting the Adviser's "buy discipline." To the extent that the Fund holds high levels of liquid assets, the Fund will not be invested so as to achieve its objective. Contrasted with some practices elsewhere in the investment management industry, the Adviser does not automatically add to existing position sizes when additional cash comes into the Fund from new subscriptions. All purchases, either of new positions or of additions to existing positions, require a certain minimum projected annualized return based on the Adviser's research
conclusions.   All position sizes must also comply with the Adviser's
strict position size limits as specified by the Adviser's
"position size/projected return matrix."  The
Adviser also believes that the requirements of its research process and the time which the Adviser's personnel spend on analyzing each company result in the Adviser investing cash from new subscriptions more slowly than may be typical within the investment management industry. As a result, there may be times during which the Fund holds a higher percentage of its assets in short-term, high-quality debt instruments than other growth oriented funds. During periods of significant subscription inflows, the Adviser reserves the right to close the Fund to new subscriptions with little or no notice until the Adviser has sufficient new investment opportunities to enable the Fund to be more fully invested. There may also be periods where for defensive purposes when market circumstances so warrant that the Fund may temporarily convert up to 100 percent of its portfolio into liquid debt securities, such as U.S. Treasury bills, notes and bonds.

Risk Factors

There is no such thing as a guaranteed investment and no one can see into the future. Accordingly, the value of an investment in the Fund will fluctuate over time and may be valued higher or lower at the time of redemption. An investment in the Fund should be only a part of an overall investment strategy. Before investing, please consider the following risk factors in determining the appropriateness of an investment in the Fund. No assurance can be given as to the success of the Adviser's investment program.


Market Capitalization Considerations
The Funds primary investment universe consists of companies with market capitalizations at time of purchase of between $50 million and $5 billion. This range of equity securities is comprised of stocks that are commonly known as Mid-Cap, Small-Cap, and Micro-Cap equity securities.


The Adviser attempts to reduce the overall risks connected with investing in these equity securities through the implementation of its investment process. Some, or even a substantial portion of the companies in which the Fund will invest, however, are likely to have limited product lines, smaller markets and more limited financial resources than larger companies. Also, some of these companies are relatively young employing unseasoned management. The securities of these companies may have limited marketability and be subject to abrupt or erratic market movements compared to the securities of larger and more established companies. Many of the securities of the companies chosen for the Fund's portfolio are traded on the over-the-counter-market (NASDAQ Market) and while this market has grown substantially in the recent past, it cannot be stated that this growth will continue. Further, the securities on the NASDAQ sometimes trade less often and in smaller volumes than securities listed on larger exchanges. The value of NASDAQ securities may fluctuate more sharply than exchange-listed securities and the Fund may find it difficult to sell certain portfolio securities under severe market circumstances.

Small-Cap and Micro-Cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations as they may benefit from the development of new products and services. Small-Cap and Micro-Cap company securities are also less researched and may be overlooked and undervalued in the market.

Most Small-Cap and Micro-Cap company stocks pay low or no dividends. The Fund seeks growth through long-term appreciation, rather than income sources. Small-Cap and Micro-Cap company stocks also have higher risk and greater volatility. Because most are not as broadly traded as stocks of companies with larger capitalization their prices may fluctuate more widely and abruptly. Such companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities may trade less frequently and in more limited volume than those of larger, more mature companies. These companies may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established.


Management of the Fund

The Board of Trustees
The Trust has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees oversee the various services provided by the Adviser to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers is contained in the Statement of Additional Information.


The Investment Adviser
Polynous Capital Management, Inc. serves as the Fund's investment adviser and manager, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser has not managed any other mutual funds but its principal has managed mutual funds while employed for five years by a previous advisory firm. See "Portfolio Management" below. The principal business address of the Adviser is 345 California Street, Suite 1220, San Francisco, California 94104.

The Adviser makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by, the Board of Trustees of the Fund.


Management Fees
The Adviser believes that the benefits from the economies of scale available in the investment management industry should be shared with the shareholders of the Fund. As such, the annual advisory fees described below have defined "break points" at various levels of net assets for the Fund. For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying the following annual rates: 1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next
$250 million; 0.50% on the next $500 million; and 0.40% on all net asset amounts above $1 billion. The table below offers a theoretical example of the annual percentage management fee if the Fund's assets were fixed at the following amounts for an entire year:

          Fund Size                Annual Management Fee
          $100 million                       1.000%
          $250 million                       0.850%
          $500 million                       0.725%
          $1 billion                     0.6125%
          $2 billion                     0.50625%

As the assets of a mutual fund may vary widely within a given year, the example above is theoretical and the total management fee within the Fund's fiscal year as a percentage of year-end Fund net assets may vary significantly from the percentage figures in the example.


The investment advisory fee schedule listed above, particularly at lower amounts of Fund assets, result in fees higher than that paid by most investment companies, although the Adviser believes the fees are comparable to those paid by investment companies with similar investment objectives and policies. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses for the third year of operation to an annual rate of not more than 2.00% of the Fund's average daily net assets. Thereafter, the Adviser reserves the right to terminate its voluntary fee waiver and reimbursement at any time, in its sole discretion. At this time, the Adviser will continue to reimburse the Fund for the remainder of this fiscal year. Any reductions in its fee that are made by the Adviser are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.


Portfolio Management
Kevin L. Wenck is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Wenck has been investing his own portfolio since 1968 and first began managing portfolios for others in 1974. Mr. Wenck founded Performance Management in 1977 to manage portfolios for individuals outside his immediate family and continued those activities until 1983. Mr. Wenck's most recent experience before founding Polynous Capital Management, Inc. in May 1996 included five years managing mid-cap and small-cap growth stock portfolios with G.T. Capital Management. Part of Mr. Wenck's responsibilities at G.T. Capital Management (renamed LGT Asset Management in 1996) included portfolio manager for G.T. Global: America Growth Fund, which he managed from July 1, 1991 through April 30, 1996. During this period that Fund grew from approximately $100 million in assets to over $700 million in assets and was on was ranked 22nd out of 286 growth funds as classified by Micropal over the four year and ten month period ending April 30, 1996. Mr. Wenck's investment process which the Adviser exclusively uses, has remained virtually unchanged since 1987. Mr. Wenck's other professional investment experience includes three years managing small-cap growth stock portfolios with Matuschka & Co.

Mr. Wenck's other principal business experience includes two years with Advanced Micro Devices where he was responsible for corporate-level budgets and forecasts as a member of the Corporate Planning department. Additional experience includes product development work with Applied Expert Systems, an artificial intelligence software company, and also a number of entrepreneurial activities in various types of businesses.

Mr. Wenck's professionally oriented educational experience includes being awarded an M.B.A. degree in 1985 from Amos Tuck School of Business at Dartmouth College and being awarded his C.F.A. designation in 1986. Mr. Wenck's undergraduate degree was awarded by Marlboro College in 1981 where he majored in Philosophy and Classical Literature.


The Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903, serves as statutory Underwriter pursuant to an Underwriting agreement. The Underwriter serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in the sale of shares.

The Administrator
First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, which has its principal business address at 4400 Computer Drive, Westboro, MA 01581, serves as administrator of the Fund. The services that Investor Services Group provides to the Fund include: coordinating and monitoring of any third parties furnishing services to the Fund;
providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries.

The Custodian, Transfer Agent and Fund Accounting/Pricing Agent
The Bank of New York serves as custodian for the safekeeping securities and cash of the Fund.

Investor Services Group serves as the Fund's transfer agent. As a transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Shareholder inquiries should be addressed to the transfer agent at (800) 528-8069 or (610) 239-4600.

Investor Services Group also performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

Fund Expenses
The Fund is responsible for all of its own expenses. Such expenses may include, but are not limited to: management fees; legal expenses; audit fees; printing and postage costs (e.g. costs of printing annual reports, semi-annual reports and prospectuses which are distributed to existing shareholders); brokerage commissions; the expenses of registering and qualifying shares of the Fund for sale with the Securities and Exchange Commission and with various state securities commissions; expenses of the organization of the Fund; transfer agent, custodian and administrator fees; the expenses of obtaining quotations of portfolio securities and pricing the Fund's shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials; costs of liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Adviser; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Adviser.

Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto), will be borne solely by shareowners of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Trustees to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; Securities and Exchange Commission registration fees and state blue sky fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Trustee fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

Brokerage
The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through FPSB for which the affiliate or FPSB may receive "usual and customary" compensation. The Adviser will use its best efforts to obtain most favorable execution with respect to all transactions of the Fund. Subject to policies established by the Board of Trustees, however, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.


Portfolio Turnover
During the first year of operations, the Fund experienced a higher than anticipated portfolio turnover rate of 925% in order to comply with certain provisions of Subchapter M of the Internal Revenue Code. During the fiscal year ended July 31, 1998, the Fund had a portfolio turnover rate of 140.15%. Higher turnover rates result in higher broker fees, transaction costs and higher capital gains, which must be passed through to the shareholder. It is currently anticipated that the Fund's portfolio turnover rate for the current fiscal year should not exceed 200%. See "Dividends and Taxes"

The Distribution Plan

The Board of Trustees of the Fund has adopted a distribution plan for the Class D Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). As provided in the Plan, the Fund will pay an annual fee of 0.35% of the average daily net assets attributable to the Class D Shares to the Underwriter. From this amount, the Underwriter may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the Class D Shares of the Fund or provide services with respect to the Class D Shares of the Fund, pursuant to service agreements with the Fund. The Plan is characterized as a compensation plan because the distribution fee will be paid to the Underwriter without regard to the distribution or shareholder service expenses incurred by the Underwriter or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Plan in accordance with its terms and within NASD rules concerning sales charges.

The fees paid to the Underwriter under the Plan are subject to the review and approval by the Trust's unaffiliated Trustees who may reduce the fees or terminate the Plan at any time. All such payments made pursuant to the Plan shall be made for the purpose of selling Class D Shares. The distribution fee of one class will not be used to subsidize the sale of other classes of shares.

How to Purchase Shares

General
The Fund offers Class D shares of the Fund to the general public on a continuous basis through the Underwriter. Shares of the Fund are offered only to residents of states in which the shares are eligible for purchase.

Purchase orders for shares of the Fund that are received by Investor Services Group in proper form by the close of regular trading on the New York Stock Exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined public offering price. Orders for Fund shares received after the close of the NYSE will be purchased at the public offering price determined on the following business day.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time. In addition, the Adviser may waive the minimum initial investment requirement for any investor.

Purchases By Mail
Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to "Polynous Growth Fund." The check or money order and application should be mailed to First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903. If this is an initial purchase, please send a minimum of $2,500 for regular accounts, or $1,000 for IRA, Roth IRA and SEP accounts, or $500 for UGMA and UTMA accounts.

Subsequent investments ($100 minimum) in an existing account in the Fund may be made at any time by sending a check payable to "Polynous Growth Fund", c/o First Data Investor Services Group, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Please enclose the bottom portion of your account statement, and indicate the amount of the investment.

Purchases By Wire Transfer
An investor may make purchases by wire but, before making an initial investment by wire, an investor must first telephone the transfer agent at (800) 528-8069 or (610) 239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social
Security number and address must be specified in the wire.
In addition, an account application should be promptly forwarded to: First Data Investor Services Group, Inc., 3200 Horizon
Drive, King of Prussia, Pennsylvania 19406-0903. Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

United Missouri Bank KC NA
ABA #10-10-00695
For: First Data Investor Services Group, Inc.
A/C 98-7037-071-9
FBO "Polynous Growth Fund"
Shareholder Name and Account Number

Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by Investor Services Group before 5:00 p.m. Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m.
Eastern time are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with Investor Services Group before 5:00 p.m. Eastern time.

Purchases Through Broker-Dealers
The Fund may accept telephone orders only from brokers, financial institutions or service organizations that have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund purchased through brokers, financial institutions, service organizations, banks and bank trust departments, may charge the shareholder a transaction fee or other fee for its services at the time of purchase.

Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $100 for all accounts. When making additional investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to "Polynous Growth Fund" and mailed to First Data Investor Services Group, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Orders to purchase shares are effective on the day Investor Services Group receives your check or money order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Fund and Investor Services Group each reserve the right to reject any purchase order in whole or in part.

How to Sell Back (Redeem) Shares

Shareholders may redeem their shares of the Fund without being subject to any redemption charge on any business day that the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below.

Redemption By Mail
Shareholders may redeem their shares by submitting a written request for redemption to: First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903.

A written request must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, the transfer agent requires a signature guarantee for the signature of each person in whose name an account is registered for any redemption requests exceeding $10,000. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency and savings and loan association. A credit union must be authorized to issue signature guarantees; notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

Redemption By Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the transfer agent at
(800) 528-8069 or (610) 239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the transfer agent at the address listed above, under the caption "Redemption By Mail."

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.


Money Market Exchange Privilege
Shareholders may redeem any or all shares of the Fund and automatically invest the proceeds through the Polynous Money Market Fund account in the Cash Account Trust Money Market Portfolio (the "Money Market Portfolio"), an unaffiliated, separately managed, money market mutual fund. The exchange privilege with the Money Market Portfolio does not constitute an offering or recommendation of the shares of the Money Market Portfolio by the Fund or the Distributor. Investor Services Group is compensated for administrative services it performs with respect to the Money Market Portfolio.



Shareholders who wish to use this exchange privilege may elect the service on the account application. Fund shareholders should not purchase shares of Money Market Portfolio without first receiving the current prospectus for the Money Market Fund. By giving exchange instructions, a shareholder will be deemed to have represented that he has received the current prospectus for the Money Market Portfolio.

The Fund reserves the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days' prior notice.

Exchanges of Fund shares are subject to the other requirements of Polynous Money Market Portfolio into which the exchange is made.


General Redemption Information
A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. If you have any questions with respect to the proper form for redemption requests you should contact the transfer agent at (800) 0528-8069 or (610) 239-4600.

Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described above. The Fund normally sends redemption proceeds on the next business day but, in any event, redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services.
In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No redemption will be processed until the transfer agent has received a completed application with respect to the account.

The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in-kind, or partly in cash and partly in-kind.
The Fund has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has, by order, permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may
charge the investor a transaction or other fee for their services.   Such
additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Fund.

Telephone Transactions
Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone. No purchases of shares may be made by telephone unless made by a licensed investment professional with whom an agreement has been signed by the Underwriter.

Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $500 as a result of redemptions, but not market fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.

Shareholder Services

The following special services are available to shareholders of the Fund. There are no charges for the programs noted below and a shareholder may change or stop these plans at any time by written notice to the Fund.


Automatic Investment Plan
Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An investor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account with a minimum of $2,500 and completing the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $100.

Retirement Plans
The Fund is available for investment by pension and profit sharing plans including Individual Retirement Accounts, Roth IRAs, SEP, Keogh, 401(k) and 403(b) plans through which an investor may purchase Fund shares. For details concerning any of the retirement plans, please call the Fund at (800) 924-3863 or (415) 956-3384.

Net Asset Value

The net asset value per share is calculated separately for each class of the Fund and is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The portfolio securities of the Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under the direction, of the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class. Although the methodology and procedures for determining net asset value are identical for the Fund's classes, the net asset value of the classes may differ because of the different fees and expenses charged to each class.

Dividends and Taxes

Dividends
The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by requesting a change in writing.

Dividends paid by the Fund with respect to Class D Shares are calculated in the same manner and at the same time. Both Class A and Class D Shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Class D Shares will differ from the per share dividends of Class A Shares as a result of additional distribution expenses applicable to Class D Shares.

Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which is not cashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.


Taxes
The Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders.
To so qualify, the Fund will, among other things, limit its investments so that, at the close of each quarter of its taxable year (1) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer and (2) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer.

An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.





Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

Performance Information

Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested.
Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.

General Information

Trustees and Officers of the Fund
The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Adviser serve without compensation from the Fund.

Description of Shares
The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there are two classes of shares issued by the Fund. The validity of shares of beneficial interest offered by this prospectus will be passed on by Paul, Hastings, Janofsky & Walker, LLP, 345 California Street, 29th Floor, San Francisco, California 94104-2635. All accounts will be maintained in book entry form and no share certificates will be issued.

Voting Rights
A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings
The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the Securities and Exchange Commission, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Shareholder Reports and Inquiries
The Trust issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o Polynous Capital Management, Inc., 345 California Street, Suite 1220, San Francisco, California 94104 (800) 924-3863 or (415) 956-3384. Purchase and redemption transactions should be made through the transfer agent by calling
(800) 528-8069 or (610) 239-4600.

                       INVESTMENT ADVISER
               Polynous Capital Management, Inc.
               345 California Street, Suite 1220
                 San Francisco, California 9410
                         (800) 924-3863
                         (415) 956-3384


                          UNDERWRITER
                   FPS Broker Services, Inc.
                       3200 Horizon Drive
            King of Prussia, Pennsylvania 19406-0903
                         (610) 239-4700


                      SHAREHOLDER SERVICES
           First Data Investors Services Group, Inc.
                       3200 Horizon Drive
            King of Prussia, Pennsylvania 19406-0903
                         (800) 528-8069
                         (610) 239-4600


                           CUSTODIAN
                      The Bank of New York
                         48 Wall Street
                    New York, New York 10286


                         LEGAL COUNSEL
             Paul, Hastings, Janofsky & Walker, LLP
               345 California Street, 29th Floor
              San Francisco, California 94104-2635


                            AUDITORS
                     Deloitte & Touche LLP
                       50 Fremont Street
                San Francisco, California 94105


  For Additional Information about Polynous Growth Fund call:
                (800) 924-3863 or (415) 956-3384
or access our internet site at: www.polynous.com





                              POLYNOUS GROWTH FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                               November 25, 1998





This Statement of Additional Information dated November 25, 1998, is not a prospectus but should be read in conjunction with the separate Prospectuses describing Class A Shares and Class D Shares of the Polynous Growth Fund (the "Fund") dated November 25, 1998, Each Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the respective Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the applicable Prospectus. A copy of each Prospectus may be obtained without charge from Polynous Capital Management, Inc. (the "Adviser") at the addresses and telephone numbers below.




Underwriter:                                      Adviser:

FPS Broker Services, Inc.                         Polynous Capital
                                                  Management, Inc.
3200 Horizon Drive                                 345 California
                                                 Street, Suite 1220
P.O Box 61503                                  San Francisco, CA  94104
King of Prussia, PA 19406-0903                    (800) 924-3863
(800) 528-8069                                    (415) 956-3384
(610) 239-4700




No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its underwriter. The Prospectus does not constitute an offering by the Trust or by the underwriter in any jurisdiction in which such offering may not lawfully be made.
                                     Table of Contents

                                                                        Page

The Trust and the Fund . . . . . . . . . . . . . . . . . . . . . . . . 3

Investment Policies. . . . . . . . . . . . . . . . . . . . . . . . . . 3
   Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
   U.S. Government Securities. . . . . . . . . . . . . . . . . . . . . 4
   Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . 4
   Convertible Securities. . . . . . . . . . . . . . . . . . . . . . . 4
   Illiquid Securities . . . . . . . . . . . . . . . . . . . . . . . . 4
   Other Investments . . . . . . . . . . . . . . . . . . . . . . . . . 4

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . 5

Investment Advisory and Other Services . . . . . . . . . . . . . . . . 6
   Investment Advisory Agreement . . . . . . . . . . . . . . . . . . . 6
   Administrator . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
   Underwriter . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

Trustees and Officers. . . . . . . . . . . . . . . . . . . . . . . . . 9

Control Persons and Principal Shareholders . . . . . . . . . . . . . .10

Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . .10

Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

Portfolio Transactions and Brokerage Commissions . . . . . . . . . . .12

Performance Information. . . . . . . . . . . . . . . . . . . . . . . .14
   In General. . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
   Total Return Calculation. . . . . . . . . . . . . . . . . . . . . .15

Performance and Advertisements . . . . . . . . . . . . . . . . . . . .16

Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . .16
   Limitations on Trustees' Liability. . . . . . . . . . . . . . . . .16
   Reports to Shareholders . . . . . . . . . . . . . . . . . . . . . .17

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .17

The Trust and The Fund


This Statement of Additional Information relates to Polynous Growth Fund (the "Fund"), a separate series of Polynous Trust (the "Trust"), an open-end management company established on April 10, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest.
The Trust currently is comprised of one series, which offers its shares through two separate classes: Class A Shares and Class D Shares. The Class D shares are not currently publicly offered.

Investment Policies and Techniques

The following supplements the information contained in the Prospectuses for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund. Unless stated that a policy is fundamental, all policies will be deemed non-fundamental (i.e., may be changed without shareholder approval).

Covered Call Options
The Fund will write call options on equity securities only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

U.S. Government Securities
The Fund may invest in securities issued by the U.S. Government. Such securities are backed by the full faith and credit of the U.S. Government.


Repurchase Agreements
Although the Fund has no current intention of employing repurchase agreements in its investment program, it may in the future choose to do so and such change will be noted in the Prospectus. The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.
The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.

Convertible Securities
The Fund may invest in convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange such securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure.
In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value, and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as is the case with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Illiquid Securities
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

Other Investments
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.


Investment Restrictions

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE INVESTMENT POLICIES AND STRATEGIES" and "RISK FACTORS" in the Prospectus, the Fund may not:

1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

2. purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

3. issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

4. make loans, except if collateral values are continuously maintained at no less than 100% by "marking to market" daily and through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

5. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities;

6. purchase or sell real property, including real estate limited partnership interests, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner; or

7. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, other financial contracts or derivative instruments;

The following investment limitations are not fundamental and may be changed without shareholder approval:

(i) The Fund does not currently intend to engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short ("against the box") and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(ii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(iii) The Fund does not currently intend to purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

(iv) The Fund does not currently intend to invest in companies for the purpose of exercising control or management.

(v) The Fund does not currently intend to invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition.

(vi) The Fund does not currently intend to invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stocks.

Investment Advisory and Other Services


Investment Adviser
Polynous Capital Management (the "Adviser") serves as the Fund's investment adviser and manager, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 1996 and is 87% owned by Kevin L. Wenck. Mr. Wenck may be deemed to be a "control person" of the Adviser. Mr. Wenck currently serves as the President of the Fund. As of October 31,1998 the Adviser had approximately $155 million in assets under management.


Investment Advisory Agreement
The Fund and the Adviser have entered into an investment advisory agreement (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. For the period ended July 31, 1997 and the fiscal year ended July 31, 1998, the Adviser was paid $147,881 and $278,247 respectively pursuant to the Investment Advisory Agreement. For the period August 12, 1996 (Commencement of operations), through June 22, 1998, the Adviser reimbursed the Fund for expenses exceeding 2.00% of the Fund's average daily net assets, which totaled $157,870. For the period June 23, 1998 through July 31, 1998, Advisor reimbursed the fund for expenses exceeding 1.90% of the Funds average daily net assets, which totaled $6,887.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The
Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

Administrator
First Data Investor Services Group, Inc. (the "Administrator") provides certain administrative services to the Fund pursuant to a Services Agreement.


Under the Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund;
(2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law;
(5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof and (8) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.


Pursuant to this Agreement, First Data Investor Services Group, Inc. receives a fee computed at the annual rate of 0.15% of the first $50 million of total average net assets, 0.10% of the next $50 million of total average net assets and 0.05% of total average net assets in excess of $100 million. For the period August 12, 1996 (commencement of operations) to July 31, 1997, the Fund paid $54,008 for administrative services. For the fiscal year ended July 31, 1998, the Fund paid $64,028 for administrative services.


Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania, 19406-0903, has been engaged pursuant to an agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.
As underwriter, FPsb received $902.00 in underwriting commissions for the Class A Shares during the period from August 12, 1997 (commencement of operations), to July 31, 1997. For the fiscal year ended July 31, 1998 underwriting commissions to FPSB totaled $443.


Class A Shares and Class D Shares of the Fund are subject to separate distribution plans (the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan for Class A Shares, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets attributable to Class A Shares to FPSB as compensation for its services. As provided in the Distribution
Plan for Class D Shares, the Fund will pay an annual fee of 0.35% of the Fund's average daily net assets attributable to Class D Shares to reimburse FPSB for expenses incurred in distributing and promoting sales of the Fund as compensation for its services. From this amount, FPSB may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. FPSB was reimbursed $64,668 during the fiscal year ended July 31, 1998 pursuant to this plan. The following costs are associated with this reimbursement: printing costs $1,338, compensation to dealers $63,130, and $200 miscellaneous marketing costs. The Fund intends to operate the Distribution
Plans in accordance with their terms and pursuant to the rules of the National Association of Securities Dealers, Inc.
concerning sales charges. Pursuant to such rules, the distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares.

The Distribution Plans will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plans may be terminated at any time, without penalty, by vote of a majority of the independent Trustees or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days', nor less than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees. Each Plan will automatically terminate in the event of its assignment. Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

                       Trustees and Officers

Information pertaining to the Trustees and executive officers of the Fund is set forth below.
                                                Principal Occupation[S]
Name and Address     Age  Position with Trust   During Past 5 Years


Kevin L. Wenck       42   President             President and founder of
345 California Street                           Polynous Capital
Suite 1220                                      Management, Inc.; formerly
San Francisco,                                  portfolio manager for G. T.
CA 94104                                        Capital Management from
                                                July 1991 through April
                                                1996.  Mr. Wenck's
                                                experience includes the
                                                management of mid-cap and
                                                small-cap growth stock
                                                portfolios including G.T.
                                                Global: America Growth
                                                Fund.  Mr. Wenck also
                                                managed small-cap growth
                                                stock portfolios for
                                                Matuschka & Co.  Mr. Wenck
                                                was awarded an M.B.A degree
                                                in 1985 from Amos Tuck
                                                School of Business at
                                                Dartmouth College and was
                                                awarded his Chartered
                                                Financial Analyst
                                                designation in 1986.


Ronald H. Kase  40      Trustee                 General Partner of
2490 Sand Hill Rd                               New Enterprise
Menlo Park, CA                                  Associates, a venture
94025                                           capital firm located in
                                                Menlo Park, California from
                                                1995 through present. Prior
                                                thereto,  Mr.
                                                Kase held the positions of
                                                Associate and Partner with
                                                this firm, beginning in
                                                1991.


Richard H. Kimball 41   Trustee                 General Partner
575 High Street                                 of Technology Crossover
Suite 400                                       Ventures, a venture capital
                                                firm located in San
                                                Francisco, California from
                                                January 1995 to present.
                                                Mr. Kimball held the
                                                positions of Associate,
                                                Limited Partner and
                                                Managing Director of
                                                Montgomery Securities, a
                                                stock brokerage firm, from
                                                September 1984 to January
                                                1995.


Erin Fry Sinclair     37                        Vice president of Trading and
345 California Street                           Operation at Polynous Capital
Suite 1220                                      Management, Inc., formerly
San Francisco, CA                               specialized in small and mid-
94104                                           cap equity products at G.T.
                                                Capital Management from
                                                September 1993 through July
                                                1996. Prior thereto, Ms.
                                                Sinclair held positions at
                                                Feshbach Brothers from January
                                                1988 to September 1993 and
                                                Kidder-Peabody from May 1983
                                                to January 1988.

                         Compensation Table
                        Trustees and Officers

                       Aggregate Compensation From     Total Compensation from
                       Trust for Fiscal Year ended     Trust and Fund Complex
Name of Trustee        July 31, 1998                   Paid to Trustees /1/

Kevin L. Wenck/*/       $    0                                  $    0
President and Trustee

Ronald H. Kase          $2,500                                  $2,500
Trustee

Richard H. Kimball      $2,500                                  $2,500
Trustee

Erin Fry Sinclair/*/    $    0                                  $    0
Treasurer

* Each of these persons is considered an "Interested Person" of the Trust as defined under the 1940 Act.


1 This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Trustees for the calendar year ending December 31, 1998.

No officer or Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Adviser a fee of $500 for attendance at Board Meetings and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at such meetings.


Control Persons and Principal Shareholders


As of November 1, 1998, beneficial ownership in the Funds by the Trustees and officers as a group was less than 1%


As of November 1, 1998, no shareholders owned of record or beneficially more than 5% of the outstanding shares of the Fund.

Net Asset Value

The net asset value per share is calculated separately for Class A Shares and Class D Shares of the Fund. The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the respective class of shares outstanding.

Each class of the Fund will bear pro rata all of the common expenses of the Fund. The net asset value of all outstanding shares of each class will be computed on a pro rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of the class. All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of such shares of such classes.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr., Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

                             Taxes

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30%
U.S. withholding tax.

Federal Income Tax
The following discussion of federal income tax consequences is based on the Internal Revenue Code ("Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information.
New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subjec to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

Portfolio Transactions and Brokerage Commissions

In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price (including the applicable dealer spread) and execution available. The Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the policies of, and review by, the Fund's Board of Trustees. Purchases and sales of securities other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Adviser, a better price and execution can otherwise by obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available.
The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

Provided the Adviser is satisfied that the Fund is receiving the most favorable price and execution available, the Adviser may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute their portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc.

While the Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Fund or to the Adviser, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by the Adviser in advising its other clients. The Adviser considers such information, which is in addition to, and not in lieu of , the services required to be performed by it under the Investment Advisory Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Adviser in carrying out its responsibilities to the Fund and other clients to which the Adviser provides discretionary advisory services. The Fund's Board reviews all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above.

Investment decisions for the Fund are made independently from those of other client accounts of the Adviser. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such client accounts. The Adviser and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Adviser has adopted allocation procedures to ensure the fair allocation of securities and prices between the Fund and the Adviser's various other accounts.
To the extent any of the Adviser's client accounts and the Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small cap stock), the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security generally will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Adviser. In many cases, the Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


For the fiscal years ended July 31, 1997 and July
31, 1998, the Fund paid total brokerage commissions of $352,410 and $61,104 respectively, the Fund's portfolio turnover rate was 925.07% and 140.15% respectively, and the average commission rate was $ 0.0308 and $0.0602 per share, respectively.


During its fiscal year ended July 31, 1998, and as described above, the Adviser directed the Fund's brokerage in the following amounts to the following brokers in return for research products or services provided by such brokers to the
Adviser:


Name of Broker                Transaction Amount          Amount of Commissions
Standard & Poor's Securities  207,500 shares  *             $12,450
PaineWebber Inc.               64,600 shares  *              $3,876
William O'Neil                 35,700 shares  *              $2,142
Bear Stearns & Co.             35,400 shares  *              $2,124

*  All transactions were effected for a flat commission rate of $0.06 per share.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does the Fund effect securities transactions through such brokers solely for selling shares of the Fund. However, brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Fund for their customers.

The Fund does not have an obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund.
In placing orders, it is the policy of the Fund to seek to obtain the best net execution taking into account such factors as price (including the applicable dealer spread), commission rate, size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread or commission available.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares, which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


Performance Information

In General
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Performance information will be calculated separately for Class A Shares and Class D Shares of the Fund and will vary due to the effect of expense ratios on the performance calculations.

Total Return Calculation
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment.
This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

ERV = P (1 + T)n

Where:

     ERV   =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

     P  = hypothetical initial payment of $1,000.

     n  = period covered by the computation, expressed in terms of years.

     T  = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return =  [  ERV  - 1 ]
                                                                   P
Where:

     ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

             P   = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (the variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.


Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Based on the foregoing calculations, the average annual total return for the Fund for the fiscal year ended July 31, 1998 was (1.33% ).

Performance and Advertisements
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper
Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.
The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance. In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

Other Information

Limitation of Trustees' Liability
The Trust Instrument provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, the Trust Instrument shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.




Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent certified public accountants. Inquiries regarding the Fund may be directed to the Adviser at (800) 924-3863.

Financial Statements


The Fund's financial statements, including the notes thereto, dated as of July 31,1998, which have been audited by Deloitte & Touche LLP, are incorporated by reference from the Fund's 1998 Annual Report to Shareholders.





                         POLYNOUS TRUST
                          Form N-1A
                 Part C  -- Other Information
Part C.  Other Information

Item 24.   Financial Statements and Exhibits.

           (a)   Financial Statements.
               (1) Included in Part A: The Financial Highlights are included in Part A of this Registration
                    Statement on Form N-1A.
                    (2)  Incorporated by reference in Part B hereof:
                    The audited financial statements and
                    related notes thereto as well as the
                    auditors report thereon for the period
                    ended July 31, 1998 contained in the
                    Annual Report to Shareholders, filed
                    with the Securities and Exchange
                    Commission on September 28, 1998
                    pursuant to Rule 30b2-1 of the
                    Investment Company Act of 1940, are
                    incorporated by reference herein.

          (b)   Exhibits:

               Exhibits filed pursuant to Form N-1A:

               (1) Trust Instrument is incorporated by reference to Exhibit No.(1) of Registrant's
                    Registration Statement No. 333-04983 filed
                    June 3, 1996.

               (2) By-Laws are incorporated by reference to Exhibit No. (2) of Registrant's Registration
                    Statement No. 333-04983 filed June 3, 1996.

               (3) Voting Trust Agreement -- None

               (4) All Instruments Defining the Rights of Holders
                   -- None

               (5) Investment Advisory Contracts -- Investment
                   Advisory Agreement between Polynous Capital
                   Management, Inc. and Polynous Trust is
                   incorporated by reference to Exhibit No. (5)
                   of Registrant's Pre-effective Amendment No. 1 to Registration Statement No. 333-04983 filed July 24, 1996.

               (6) Underwriting Agreement -- Underwriting
                   Agreement Between Polynous Trust and
                   Fund/Plan Broker Services, Inc. is
                   incorporated by reference to Exhibit No. (6)   of
                   Registrant's Pre-effective Amendment No. 1  to
                   Registration Statement No. 333-04983 filed  July
                   24, 1996.

               (7) Bonus, Profit Sharing, Pension or Other
                   Similar Contracts -- None

               (8)    Custodian Agreements --
                    (a)  Custody Agreement between The Bank of
                         New York and Polynous Trust is
                         incorporated by reference to Exhibit
                         No. (8)(a) of Registrant's Pre-effective Amendment No. 1 to Registration Statement No.333-04983
                         filed July 24, 1996
                    (b)  Custody Administration Agreement
                         between Polynous Trust and FPS
                         Services, Inc. is incorporated by
                             reference to Exhibit No. (8)(b) of
                             Registrant's Pre-effective Amendment
                             No. 1 to Registration Statement No.
                             333-04983 filed July 24, 1996

               (9)
                    (a)       Transfer Agent Services Agreement  --
                         Transfer Agent Services Agreement
                         between Polynous Trust and FPS
                         Services, Inc. is incorporated by
                         reference to Exhibit No. (9)(a) of
                         Registrant's Pre-effective Amendment
                         No. 1 to Registration  Statement No.
                         333-04983 filed July 24, 1996

                         (b)  Administration Agreement  --
                              Administration Agreement between
                              Polynous Trust and FPS Services, Inc.is
                              incorporated by reference to Exhibit
                              No.(9) (b) of Registrant's Pre-effective
                              Amendment No. 1 to Registration Statement
                              No.333-04983 filed July 24, 1996.

                         (c)  Accounting Services Agreement  --
                         Accounting Services Agreement between
                         Polynous Trust and FPS Services, Inc.is
                         incorporated by reference to Exhibit
                         No. (9)(c) of Registrant's Pre-effective Amendment No. 1 to Registration Statement No. 333-04983 filed July 24, 1996

                 (10)    (a)  Opinion and Consent of Shartsis, Friese
                              & Ginsburg regarding the legality of
                              the Securities being issued is
                              incorporated herein by reference to
                              Exhibit 10(a) of Registrant's Pre-Effective
                              Amendment No. 2 to Registration Statement
                              No. 333-04983 filed on August 8, 1996.
               (11) Consent of Independent Auditors -- enclosed herein.

               (12) Financial Statements Omitted from Item 23. --
                         None

               (13) Agreements or Understandings Made in
                    Consideration for Providing the Initial
                    Capital -- None
               (14)   Model Plan
                    (a)  Form of Individual Retirement Account
                         is incorporated by reference to Exhibit
                         No. (14)(a) of Registrant's Pre-effective
                         Amendment No.1 to Registration Statement
                         No.333-04983 filed July 24, 1996.

                (15)     (a)  Plan of Distribution pursuant to Rule
                              12b-1 with respect to Class A Shares is
                              incorporated by reference to Exhibit
                              No. (15)(a) of Registrant's Pre-effective
                              Amendment No.1 to
                              Registration Statement No.333-04983
                              filed July 24, 1996.

                         (b)  Plan of Distribution pursuant to Rule
                              12b-1 with respect to Class C Shares is
                              filed herein.

                         (c)  Plan of Distribution pursuant to Rule
                              12b-1 with respect to Class D Shares is
                              incorporated by reference to Exhibit
                              No. (15)(b) of Registrant's Pre-effective
                              Amendment No. 1 to
                              Registration Statement No.333-04983
                              filed July 24, 1996.
               (16) Schedule for Computation of Performance
                    Quotations -- None.
               (17) Financial Data Schedule is filed herein as
                    Exhibit 17.

               (18) Plan of Distribution pursuant to Rule 18f-3
                    with respect to Multiple Class Shares is filed herein.

               (19) Trustees' Powers of Attorney --incorporated
                    by reference to Exhibit No. (19) of
                    Registrant's Pre-effective Amendment No. 1 to
                    Registration Statement No.333-04983 filed
                    July 24, 1996.

Item 25.   Persons Controlled by or Under Common Control with
          Registrant.

           None.

Item 26.   Number of Holders of Securities.

                                    Number of Record Holders
           Title of Class          (As of November 1, 1998)
          Polynous Growth
          Fund, Class A Shares          1,075

Item 27.   Indemnification.

           Reference is made to Article X of the Registrant's Trust Instrument incorporated by reference to Exhibit No. (1) of Registrant's Registration Statement No.333-04983 filed
            June 3, 1996.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and Other Connections of Investment Adviser.

              Polynous Capital Management, Inc, 345 California Street, Suite 1220, San Francisco, California 94104 provides investment advisory services to individual and institutional investors, and as of October 31, 1998 $155 million in assets under management.

          For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV (File #801-49411) filed by it under the Investment Advisers Act of 1940.

Item 29. Principal Underwriter.

(a)	FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the
Registrant's securities, currently acts as principal underwriter for the following entities:

              The Bjurman Funds
              The Govett Funds, Inc.
              IAA Trust Growth Fund, Inc.
              IAA Trust Asset Allocation Fund, Inc.
              IAA Trust Tax Exempt Bond Fund, Inc.
              IAA Trust Taxable Fixed Income Series Fund, Inc.
              Matthews International Funds
              McM Funds
              Metropolitan West Funds
              Polynous Trust
              Smith Breeden Series Fund
              Smith Breeden Short Duration U.S. Government Fund
              Smith Breeden Trust
              The Sports Funds Trust
              Stratton Growth Fund, Inc.
              Stratton Monthly Dividend REIT Shares, Inc.
              The Stratton Funds, Inc
              Trainer, Wortham First Mutual Funds

(b)	The table below sets forth certain information as to the Underwriter's
Directors, Officers and Control Persons:

Name and Principal             Position and Offices        Position and Offices
Business Address  	   		with Underwriter    	with Registrant

Kenneth J. Kempf				Director and 		None
3200 Horizon Drive			President
King of Prussia, PA 19406-0903

Lynne Cannon				Vice President and	Director
3200 Horizon Drive			Principal
King of Prussia, PA 19406-0903

Rocco J. Cavalieri			Director and		None
3200 Horizon Drive			Vice President
King of Prussia, PA 19406-0903

Gerald J. Holland				Director,			None
3200 Horizon Drive			Vice President and
King of Prussia, PA 19406-0903	Principal

Sandra L. Adams				Assistant Vice		None
3200 Horizon Drive			President and Principal
King of Prussia, PA 19406-0903


Carolyn F. Mead, Esq.			Secretary			None
3200 Horizon Drive
King of Prussia, PA 19406-0903


John H. Leven				Treasurer			None
3200 Horizon Drive
King of Prussia, PA 19406-0903

Bruno DiStefano				Principal			None
3200 Horizon Drive
King of Prussia, PA 19406-0903


James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FinDaSub, Inc., the parent of the Underwriter.

(c)	Not applicable.

Item 30.   Location of Accounts and Records.

           All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, Polynous Capital
Management, Inc. 345 California Street, Suite 1220, San Francisco, California 94101, except for those maintained by the Fund's
Custodian, The Bank of New York, 48 Wall Street, New York, New
York 10172 and the Trust's Administrator, Transfer Agent and
Fund Accounting Services Agent, First Data Investor Services Group Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903.

Item 31.   Management Services.

           There are no management-related service contracts not discussed in Part A or Part B.

Item 32.   Undertakings.

          (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

          (b)   The Registrant hereby undertakes to promptly call a
           meeting of shareholders for the purpose of voting upon
          the question of removal of any director or directors when
          requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                          SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 25th day of November , 1998.

                                                Polynous Trust
                                                  Registrant

                                         By        /s/ Kevin L. Wenck

                                               Kevin L. Wenck
                                                  President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Polynous Trust has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Capacity                      Date

/s/ Kevin L. Wenck                                      11/25/98
Kevin L. Wenck              President and
                            Principal Executive Officer


/s/ Kevin L. Wenck      Principal Accounting            11/25/98
Kevin L. Wenck         and Financial Officer

/s/Richard H. Kimball        Trustee                    11/25/98
Richard Kimball

/s/Ronald H.Kase             Trustee                    11/25/98
Ronald Kase

                     INDEX OF EXHIBITS


EXHIBIT NUMBER NAME

EX 99.B11         Consent of Deloitte & Touche LLP

EX 99.B15         Distribution Plan of Polynous Trust Class C

EX 99.B18         Plan of Distribution Pursuant to Rule 18F-3, as amended

EX 99.B27         Financial Data Schedule